Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of components of income (loss) before the income tax provision (benefit)
	Year Ended December 31,
	2019	2018
US	$1,120,521	$(19,192,594)
Foreign	(67,096)	—
Pre-tax income (loss) from operations	$1,053,425	$(19,192,594)

Schedule for significant portions of deferred income tax assets
	As of December 31,
Current deferred tax assets/(liabilities):	2019	2018
State taxes	$336	$345
Capitalized research and development costs	—	10,327
Other	112,222	187,377
Net operating loss	6,434,544	5,104,432
Gross deferred tax assets	6,547,102	5,302,481
Valuation allowance	(6,206,450)	(5,302,481)
Net deferred tax assets	$340,652	$—

Deferred tax liabilities
Note discount	$(340,652)	$—
Total deferred tax liabilities	(340,652)	—
Net deferred tax assets	$—	$—

Schedule of provision for income taxes on earnings subject to income taxes differs from the statutory Federal rate
	As of December 31,
	2019	2018
Expected income tax benefit at federal statutory tax rate	$221,219	$(4,030,454)
State income taxes, net of federal benefit	(434,881)	(319,816)
Change in fair value of warrants	(1,874,873)	2,869,116
Change in valuation allowance	1,469,187	1,286,995
Uncertain tax positions	436,145	—
Change in compound derivative	(101,671)	3,224
Loss on extinguishment of debt	117,198	123,982
Stock compensation	121,289	67,966
Rate adjustment	49,338	—
Other permanent difference	(1,351)	629
Provision for Income Taxes	$1,600	$1,642

Schedule of reconciliation of beginning and ending amounts of unrecognized tax positions
	As of December 31,
	2019	2018
Unrecognized tax positions, beginning of the year	$—	$—
Gross increase - current period tax positions	552,082	—
Unrecognized tax positions, end of year	$552,082	$—